Consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated statement of comprehensive income
Consolidated net income	€ 1,088	€ 1,467
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	(13)	170
Assets at fair value		(33)
Income tax relating to items that will not be reclassified	3	(44)
Share of other comprehensive income in associates and joint ventures that will not be reclassified	1
Items that will not be reclassified to profit or loss (a)	(9)	93
Assets at fair value	3	1
Cash flow hedges	(277)	438
Translation adjustment gains and losses	(65)	(37)
Income tax relating to items that are or may be reclassified	69	(107)
Share of other comprehensive income in associates and joint ventures that are or may be reclassified	(9)	39
Items that are or may be reclassified subsequently to profit or loss (b)	(278)	333
Other consolidated comprehensive income (a) + (b)	(288)	426
Consolidated comprehensive income	801	1,893
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	579	1,591
Comprehensive income attributable to non-controlling interests	€ 222	€ 302